Employee Benefit Plans and Defined Benefit Pension Plans - Assumptions (Details) - Mafco Worldwide & Merisant	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Funded plan
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.75%
Rate of compensation increase		3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.75%	4.25%
Expected long-term rate of return on plan assets	5.75%	5.25%	5.75%
Rate of compensation increase	3.50%	3.50%	3.50%
Unfunded plan
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.50%	4.00%
Rate of compensation increase	3.50%	3.50%	3.50%